OFFSETTING (Tables)	12 Months Ended
Dec. 31, 2016
Offsetting Assets Tables [Abstract]
Offsetting Derivative Assets Tables [Text Block]

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2015				December 31, 2016
		Derivative instruments (1)	Securities purchased under agreements to resell	Total		Derivative instruments (1)	Securities purchased under agreements to resell	Deposits in margin accounts (2)	Total

Gross amounts of recognized financial assets		4,073	6	4,079		4,547	3	1,414	5,964
Positive market values from derivative financial instruments		-	-	-		(65)	-	-	(65)
Negative market values from derivative financial instruments		-	-	-		-	-	(120)	(120)
Net amounts of financial assets presented in the balance sheet		4,073	6	4,079		4,482	3	1,294	5,779

Related amounts not set off in the balance sheet	Financial instruments	(2,191)	(6)	(2,197)		(2,380)	(3)	-	(2,383)
		Cash collateral received	(513)	-	(513)		(629)	-	-	(629)
Net amount		1,369	-	1,369		1,473	-	1,294	2,767

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2015 and 2016.
(2)	Included in Interest bearing deposits with banks in the Group's balance sheet at December 31, 2015 and 2016.

Offsetting Derivative Liabilities Tables [Text Block]

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2015				December 31, 2016
		Derivative instruments (1)	Securities sold under agreements to repurchase	Total		Derivative instruments (1)	Securities sold under agreements to repurchase	Total

Gross amounts of recognized financial liabilities		4,808	85	4,893		5,356	4,740	10,096
Negative market values from derivative financial instruments		-	-	-		(65)	-	(65)
Deposits in margin accounts		-	-	-		(120)	-	(120)
Net amounts of financial liabilities presented in the balance sheet		4,808	85	4,893		5,171	4,740	9,911

Related amounts not set off in the balance sheet	Financial instruments	(1,284)	(85)	(1,369)		(1,354)	(4,740)	(6,094)
		Cash collateral pledged	(995)	-	(995)		(865)	-	(865)
Net amount		2,529	-	2,529		2,952	0	2,952

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2015 and 2016.